Long-Term Deposits	12 Months Ended
Dec. 31, 2021
Long Term Deposits [Abstract]
Long-Term Deposits
9.	LONG-TERM DEPOSITS
Long-term deposits balance as of December 31, 2020 and 2021 is primarily denominated in RMB.